Long Term Payable	12 Months Ended
Dec. 31, 2022
Long Trem Payable [Abstract]
LONG TERM PAYABLE

NOTE 14 – LONG TERM PAYABLE

Loans payable represented the financial liabilities due to financial lease companies maturing within one or over one year. The loans payable consisted of the following:

	As of December 31,
	2022	2021
Long term payables:
Far East International Financial Leasing Co., Ltd. (“Far East”)	$2,594,415	$-
China Power Investment Ronghe Financial Leasing Co., Ltd. (“Ronghe”)	5,191,056	-
Total	$7,785,471	-
Current portion	3,706,628	-
Non-current portion	$4,078,843	$-

On September 22, 2022, Sunrise Guizhou entered into a sales and leaseback contract with Far East. Pursuant to the contract, the Company sold its machines for RMB 20,000,000, approximately $2,871,665, and immediately leased it back from Far East for an eighteen-month period from September 22, 2022 to March 21, 2024. The Company had not transferred the control of the underlying assets to Far East and the Company evaluated that the sales transaction did not qualify as a sale in accordance with ASC 606. Therefore, the sales and leaseback contract was in essence a debt financing arrangement and did not apply sales and leaseback accounting in ASC 842. The proceeds, net of the financing costs, were financial liability with a yearly implied interest rate of 11.98%. This long-term payable was guaranteed by SDH and Mr. Haiping Hu. The Company was required to make monthly interest and principal payment. During the year ended December 31, 2022, The Company repaid RMB2,277,510, approximately $338,608. As of December 31, 2022, the Company had outstanding balance of $2,594,415, of which $1,984,684 and $609,731 were classified to current portion and non-current portion, respectively. The total outstanding balance of this long term facility was collateralized by certain plant and equipment at the original cost of RMB 38,223,638, approximately $5,488,275, as of December 31, 2022.

On November 4, 2022, Sunrise Guizhou entered a sales and leaseback financing contract into a three-year financing with Ronghe to obtain an amount of RMB 40,000,000, approximately $5,743,331, for a term from November 10, 2022 to November 9, 2025. The sales and leaseback contract were a debt financing arrangement in essence, similar as the contract with Far East, with a yearly interest rate of one-year loan prime rate plus 1.55%. This long-term payable is guaranteed by Mr. Haiping Hu and Zhuhai Zibo. The Company is required to make quarterly interest and principal payment. During the year ended December 31, 2022, The Company repaid RMB3,693,843, approximately $549,181. As of December 31, 2022, the Company had outstanding balance of $5,191,056, of which $1,721,944 and $3,469,112 were classified to current portion and non-current portion, respectively. The total outstanding balance of this long term facility was collateralized by certain plant and equipment at the original cost of RMB 47,917,699, approximately $6,880,180, as of December 31, 2022.